4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Jan. 31, 2020
Notes
4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

Certain pronouncements that were issued by the International Accounting Standards Board (“IASB”) or the International Financial Reporting Interpretations Committee (“IFRIC”) and that are mandatory for current or future accounting periods have been discussed below.  Pronouncements that are not applicable or do not have a significant impact or for any items that are in effect and the adoption of the standard had no impact to the Company, may have been excluded from the discussion below.  The Company has not yet applied the following new standards, interpretations and amendments to standards that have been issued as at January 31, 2020 but are not yet effective.

(a)IFRS 16 – Leases

In January 2016, the IASB issued IFRS 16, replacing IAS 17, “Leases”.  IFRS 16 provides a single lessee accounting model and requires the lessee to recognize assets and liabilities for all leases on its balance sheet providing the reader with greater transparency of an entity’s lease obligations.  IFRS 16 is effective for annual periods beginning on or after January 1, 2019 with early adoption provided.

As at February 1, 2019, the Company held a twelve month rental lease for the office premises space.  As the rental was classified as an operating lease in the prior fiscal years and the Company does not assume substantially all the risks and rewards of ownership of the asset and the renewal of the rental lease was for a 12 month period, the Company has decided that it is appropriate to treat the office rental contract on a straight-line expense basis over the lease term.

In July 2019, the Company was granted a mining lease for the Morrison project.  According to IFRS 16, an entity shall apply this Standard to all leases except for leases to explore for or use minerals, oil, natural gas and similar non-regenerative resources.  Therefore, this lease is not subject to treatment under IFRS 16.

The implementation of IFRS 16 did not have an impact to the Company’s January 31, 2020 financial statements.

(b)IFRIC 23 — Uncertainty over Income Tax Treatments

IFRIC 23 clarifies the recognition and measurement requirements when there is uncertainty over income tax treatments.  The effect of uncertain tax treatments are recognized at the most likely amount or expected value.  An entity applies IFRIC 23 for annual reporting periods beginning on or after 1 January 2019.

The Company adopted IFRIC 23 on February 1, 2019 with retrospective application.  The adoption of IFRIC 23 did not affect our financial results or disclosures.

(c)IFRS 3 - Business combinations

Amendments to IFRS 3, issued in October 2018, provide clarification on the definition of a business.  The amendments permit a simplified assessment to determine whether a transaction should be accounted for as a business combination or as an asset acquisition.

The amendments are effective for transactions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.

(d)IAS 1 - Presentation of financial statements

Amendments to IAS 1, issued in October 2018, provide clarification on the definition of “material” and how it should be applied.  The amendments also align the definition of material across International Financial Reporting Standards and other publications.

The amendments are effective for annual periods beginning on or after January 1, 2020 and are required to be applied prospectively.  The Company does not expect these amendments to have a significant impact on its financial statements.